INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets
Termination option period	5 years
Intangible asset residual value	$ 0
Impairment of intangible assets	0	$ 0
Amortization of Intangible Assets	$ 9,100,000	$ 10,000,000.0	$ 12,800,000
Ministry of Energy and Mineral Resources of the Hashemite Kingdom of Jordan
Finite-Lived Intangible Assets
Remaining amortization period (in years)	10 years